SCHEDULE OF MATURITY OF FINANCE LEASE LIABILITY (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Leases
2024	$ 55,427
2024	55,427	$ 55,427
2025	55,427	55,427
2026	18,476	55,427
Imputed interest	(46,851)	(53,325)
Total lease liability	137,906	145,288
Current portion	33,085	31,629
Non-current portion	$ 104,821	113,659
2027		$ 32,332